PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in provisions [Roll Forward]
Balance at beginning of period	€ 180,694
Provision	90,090
Utilizations and other changes	(58,033)
Releases	(25,256)
Translation differences	(1,376)
Reclassification and other movements	1,157
Balance at end of period	187,276	€ 180,694
Warranty and recall campaigns provision
Movement in provisions [Roll Forward]
Balance at beginning of period	126,069
Provision	63,325
Utilizations and other changes	(50,573)
Releases	(7,751)
Translation differences	(572)
Reclassification and other movements	0
Balance at end of period	130,498	126,069
Legal proceedings and disputes
Movement in provisions [Roll Forward]
Balance at beginning of period	12,062
Provision	239
Utilizations and other changes	(2,833)
Releases	(1,879)
Translation differences	(74)
Reclassification and other movements	(35)
Balance at end of period	7,480	12,062
Environmental and other risks
Movement in provisions [Roll Forward]
Balance at beginning of period	42,563
Provision	26,526	17,178	€ 12,306
Utilizations and other changes	(4,627)
Releases	(15,626)
Translation differences	(730)
Reclassification and other movements	1,192
Balance at end of period	€ 49,298	€ 42,563